Nature of Organization and Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Nature of Organization and Significant Accounting Policies [Abstract]
NATURE OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 – NATURE OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization & Business Activities
MYOS Corporation, formerly known as Atlas Therapeutics Corporation (the "Company") was incorporated under the laws of the State of Nevada on April 11, 2007.  On February 25, 2011, the Company entered into an agreement to purchase certain intellectual property from Peak Wellness, Inc. (the "Acquisition") (see Note 8 - Intellectual Property Purchase Agreement). Since the Acquisition, the Company’s business focus has been on the discovery, development and commercialization of nutritional supplements, functional foods, therapeutic products and other technologies aimed at maintaining or improving the health and performance of muscle tissue.  The Company has only realized revenues of $4,329,087 through December 31, 2013 without fully implementing its plan of operations and is therefore a development stage company.

Depreciation
The cost of property and equipment is depreciated over the estimated useful life of 3 to 7 years.  Depreciation is computed using the straight-line method when assets are placed in service.  Leasehold improvements are amortized over the lesser of the asset's useful life or the contractual remaining lease term including expected renewals.

Basis of Accounting and Principles of Consolidation
The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with generally accepted accounting principles and include the accounts of the Company and its wholly-owned subsidiary, Atlas Acquisition Corp. (formed on February 23, 2011 to facilitate the purchase of the intellectual property discussed in Note 8 - Intellectual Property Purchase Agreement).  All material intercompany balances and transactions have been eliminated.  These financial statements include all adjustments that, in the opinion of management, are necessary in order to make the financial statements not misleading.

Cash & Cash Equivalents
The Company considers all highly liquid investments purchased with a maturity of three months or less to be a cash equivalent.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period.

Fair Value of Indefinite-Lived Intangible Assets
The Company accounts for indefinite-lived intangible assets in accordance with ASC 350, Intangibles-Goodwill and Other.  In accordance with ASC 350, indefinite-lived intangible assets are subject to an impairment analysis at least annually, and more frequently upon the occurrence of certain events.  The impairment analysis is performed by comparing the fair value of the assets with the carrying value of the assets.  Fair value is estimated as the discounted value of future revenues arising from the use of such assets.  An impairment charge is recorded if the assets carrying value exceed the assets estimated fair value.

The Company's policy is to evaluate indefinite-lived intangible assets (e.g. the intellectual property) for possible impairment at least annually or whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable.  See Note 8 - Intellectual Property Purchase Agreement for information related to impairment charges recorded in 2011 for indefinite-lived intellectual property intangible assets.

The intellectual property carrying value as of December 31, 2013 and December 31, 2012 was $2,000,000.  Management performed their annual review of the intellectual property and determined no impairment existed and there was no change to the carrying value for the year ended December 31, 2013.

Revenue Recognition
The Company recognizes revenue when products are shipped and collection is reasonably assured.

Inventories
Inventory consist of the following:

Years ended December 31,	2013	2012
Raw materials	$137,084	$213,848
Work in process	-	-
Finished goods	5,346	4,469
Total Inventory	$142,430	$218,317

Inventories are stated at the lower of cost or market, with cost determined on a first in, first-out basis.

Advertising
The Company charges the costs of advertising to expense as incurred. The Company incurred $1,658,948 and $329,396 of advertising and promotional costs for the years ended December 31, 2013 and 2012 respectively, and $2,253,510 since its inception.  Pursuant to its distribution agreement with Maximum Human Performance (“MHP”), entered into on May 16, 2012, the Company has a co-operative advertising arrangement whereby the Company pays MHP a fee for each unit sold (See Note 10 - Commitments, Contingencies and Other Comments - Distribution Agreement).

Fixed Assets
Fixed assets consist of the following:

Years ended December 31,	2013	2012
Furniture, fixtures and equipment	$127,462	$3,024
Computers and software	16,791	6,814
Leasehold improvements	233,954	-
Other	5,000	-
Total fixed assets	383,207	9,838
Less accumulated depreciation	(38,841)	(1,449)
Net book value of fixed assets	$344,366	$8,389

Repair and maintenance costs are expensed as incurred.  Depreciation expense was $37,392 and $1,173 for the years ended December 31, 2013 and 2012, respectively.

Concentrations of Risk, Significant Distributor and Customer and Significant Supplier
The Company maintains its bank accounts with high credit quality financial institutions and has never experienced any losses related to these bank accounts.  From December 31, 2010 through December 31, 2012, all non-interest-bearing transaction accounts were fully insured by the FDIC, regardless of the balance of the account and the ownership capacity of the funds, and interest bearing accounts were insured up to $250,000.  Beginning 2013, insurance coverage reverted back to $250,000 per depositor at each financial institution.  The Company had three noninterest-bearing checking accounts and one interest-bearing savings account at two financial institutions which totaled $451,193 as of December 31, 2013.   At December 31, 2013, the Company's uninsured cash balances totaled $196,550.

Effective May 2012, MHP became the exclusive distributor and sole customer of the Company's MYO-X product and formula (see Note 10 - Commitments, Contingencies and Other Comments – Distribution Agreement).  MHP's exclusivity expired in September 2013 and was extended to December 2013.  The parties are currently negotiating a new agreement.

The Company currently relies on one foreign company to produce the raw product for MYO-T12 (see Note 10 - Commitments, Contingencies and Other Comments – Supply Agreement).  The Company is pursuing other supply alternatives.

Share Based Compensation
The Company accounts for share-based compensation under the provisions of ASC 718-10 Compensation - Stock Compensation and ASC 505-50 Equity Based Payments to Non-Employees.  ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model.  For stock options and restricted stock that do not vest immediately but which contain only a service vesting feature, we recognize compensation cost on the unvested shares and options on a straight-line basis over the remaining vesting period, net of any projected forfeitures.

The Company uses the Black-Scholes option-pricing model as its method of valuation for share-based compensation.  Our determination of fair value of share-based payment awards on the date of grant using an option-pricing model is affected by our stock price as well as assumptions regarding a number of highly complex and subjective variables.  These variables include, but are not limited to our expected stock price volatility over the term of the awards, and certain other market variables such as the risk free interest rate.

Share-based compensation expense for awards to employees and non-employees was $1,334,852 and $796,774 for the years ended December 31, 2013 and 2012, respectively.

Comprehensive Loss
The Company had no items of other comprehensive income or expense for the years ended December 31, 2013 and 2012.  Accordingly, the Company's comprehensive loss and net loss are the same for all periods presented.

Research and Development
The Company incurred $754,262 and $206,821 of research and development costs (which are included in general and administrative expenses) for the years ended December 31, 2013 and 2012 respectively, and $961,083 since its inception.

Segment Information
ASC 280, Disclosures about Segments of an Enterprise and Related Information, establishes standards for reporting information regarding operating segments in annual consolidated financial statements and requires selected information for those segments to be presented in financial reports issued to stockholders.  It also establishes standards for related disclosures about products and services and geographic areas.  Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance.  The Company operates in a single segment, internally reports the results of operations for that segment and the information disclosed herein materially represents all of the financial information related to the single operating segment.

Fair Value Measurement
The Company adopted the provisions of ASC 820 Fair Value Measurements and Disclosures on January 1, 2009.  ASC 820 clarifies the principle that fair value should be based on the assumptions market participants would use when pricing an asset or liability and establishes a fair value hierarchy that prioritizes the information used to develop those assumptions.  Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy.  It does not require any new fair value measurements.  It only applies to accounting pronouncements that already require or permit fair value measures, except for standards that relate to share-based payments.

Valuation techniques considered under ASC 820 techniques are based on observable and unobservable inputs.  The ASC classifies these inputs into the following hierarchy:

Level 1 inputs are observable inputs and use quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date and are deemed to be most reliable measure of fair value.

Level 2 inputs are observable inputs and reflect assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Level 2 inputs includes 1) quoted prices for similar assets or liabilities in active markets, 2) quoted prices for identical or similar assets or liabilities in markets that are not active, 3) observable inputs such as interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, credits risks, default rates, and 4) market-corroborated inputs.

Level 3 inputs are unobservable inputs and reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available under the circumstances.

In October 2008, the FASB clarified the application of ASC 820 in determining the fair value of a financial asset when the market for that financial asset is not active.

The Company adopted the provisions of ASC 825, The Fair Value Option for Financial Assets and Liabilities, on January 1, 2009.  ASC 825 permits us to choose to measure certain financial assets and liabilities at fair value that are not currently required to be measured at fair value (the “Fair Value Option”).  Election of the Fair Value Option is made on an instrument-by-instrument basis and is irrevocable.  At the adoption date, unrealized gains and losses on financial assets and liabilities for which the Fair Value Option has been elected are reported as a cumulative adjustment to beginning retained earnings.

Our intangible assets are valued and tested for impairment using Level 3 inputs (see Note 8 - Intellectual Property Purchase Agreement).  In the process of the valuation of the intangible asset, we determined that the carrying cost exceeded the fair value at December 31, 2011 and we recorded an impairment charge and adjusted the balance of the asset to reflect the fair value.  There were no impairment charges for any subsequent periods.

Basic and Diluted Income (Loss) per Share
In accordance with ASC 260, Earnings Per Share, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of shares of common stock outstanding.  Diluted loss per common share is computed in a manner similar to basic loss per common share except that the denominator is increased to include the number of additional shares of common stock that would have been outstanding if the potential shares had been issued and if such additional shares were dilutive.  At December 31, 2013 and 2012, the Company’s stock equivalents were anti-dilutive and excluded in the diluted loss per share computation.  The aggregate number of potentially dilutive options and warrants outstanding at December 31, 2013 and 2012 were 232,320 and 33,160, respectively.

Income Taxes
Income taxes are accounted for under the asset and liability method in accordance with ASC 740, Accounting for Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company follows ASC 740 rules governing uncertain tax positions, which provides guidance for recognition and measurement.  This prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements.  It also provides accounting guidance on recognition, classification and disclosure of these uncertain tax positions.  The Company has no uncertain income tax positions.

Interest costs and penalties related to income taxes are classified as interest expense and selling, general and administrative costs, respectively, in the Company's financial statements.  For the years ended December 31, 2013 and 2012, the Company did not recognize any interest or penalty expense related to income taxes.  The Company files income tax returns in the U.S. federal jurisdiction and states in which it does business.